SHAREHOLDERS' EQUITY - Summary of the Company's RSU activity and related information (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, RSUs outstanding at beginning of year | shares	930,596
Number of shares, Granted | shares	403,198
Number of shares, Vested | shares	(337,500)
Number of shares, Forfeited | shares	(19,125)
Number of shares, RSUs outstanding at end of year | shares	977,169
Weighted average grant date fair value, RSUs Outstanding at beginning of year | $ / shares	$ 7.47
Weighted average grant date fair value, Granted | $ / shares	15.92
Weighted average grant date fair value, Vested | $ / shares	7.18
Weighted average grant date fair value, Forfeited | $ / shares	10.43
Weighted average grant date fair value, RSUs outstanding at end of year | $ / shares	$ 11.00